Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated future amortization expense for other intangible assets
Fiscal year 2013	$ 6,135
Fiscal year 2014	3,936
Fiscal year 2015	1,244
Fiscal year 2016	701
Fiscal year 2017 and beyond	749
Total	$ 12,765	$ 22,907	$ 14,569